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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Angelo, Gordon & Co., L.P.
Address:          245 Park Avenue, 26th Floor
                  New York, New York 10167

Form 13F File Number:      028-02616

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Fred Berger
Title:            Chief Administrative Officer
Phone:            212-692-2000

Signature, Place, and Date of Signing:


 /s/ Fred Berger                   New York, New York         August 14, 2008
---------------------------     ------------------------   --------------------
       [Signature]                   [City, State]                [Date]


Report Type (Check only one.):-

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                           0
                                                            ------------------

Form 13F Information Table Entry Total:                                     48
                                                            ------------------

Form 13F Information Table Value Total:                               $595,215
                                                            ------------------
                                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
         ----------        -------------------------          ------------------

         None.

                                                    Angelo, Gordon & Co., L.P.
                                                    Form 13F Information Table
                                                    Quarter ended June 30, 2008

                                                                                      INVESTMENT DISCRETION        VOTING AUTHORITY
                                                     FAIR MARKET
                                                        VALUE    SHARES OR
                             TITLE OF      CUSIP         (IN     PRINCIPAL  SH/ PUT/       SHARED  SHARED OTHER
ISSUER                        CLASS        NUMBER     THOUSANDS)   AMOUNT   PRN CALL SOLE  DEFINED OTHER  MANAGERS  SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
                              COM SH
ACADIA RLTY TR                BEN INT     004239109       $520      22,500  SH       SOLE                           22,500
------------------------------------------------------------------------------------------------------------------------------------
ACCESS INTEGRATED TECHNLGS I  CL A        004329108     $2,926   1,386,842  SH       SOLE                        1,386,842
----------------------------- ------------------------------------------------------------------------------------------------------
ADVANCED LIFE SCIENCES HLDGS  COM         00765H107     $1,605   1,528,662  SH       SOLE                        1,528,662
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CAMPUS CMNTYS INC    COM         024835100       $278      10,000  SH       SOLE                           10,000
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CAMPUS CMNTYS INC    COM         024835100       $278      10,000  SH  Put  SOLE                           10,000
-----------------------------------------------------------------------------------------------------------------------------------
ANHEUSER BUSCH COS INC        COM         035229103    $38,085     613,100  SH       SOLE                          613,100
-----------------------------------------------------------------------------------------------------------------------------------
ASHFORD HOSPITALTY TR INC     COM         044103109        $46      10,000  SH  Put  SOLE                           10,000
-----------------------------------------------------------------------------------------------------------------------------------
                              UNIT
ATLAS ACQUISITION HLDGS CORP  99/99/9999  049162209     $8,168     850,000  SH       SOLE                          850,000
-----------------------------------------------------------------------------------------------------------------------------------
BCE INC                       COM NEW     05534B760     $5,566     159,900  SH  Put  SOLE                          159,900
-----------------------------------------------------------------------------------------------------------------------------------
BOISE INC                     COM         09746Y105       $875   2,000,000  SH       SOLE                        2,000,000
-----------------------------------------------------------------------------------------------------------------------------------
CAPITALSOURCE INC             COM         14055X102       $110      10,000  SH  Call SOLE                           10,000
-----------------------------------------------------------------------------------------------------------------------------------
CAPITALSOURCE INC             COM         14055X102       $110      10,000  SH  Put  SOLE                           10,000
-----------------------------------------------------------------------------------------------------------------------------------
CARDIONET INC                 COM         14159L103     $6,696     267,520  SH       SOLE                          267,520
-----------------------------------------------------------------------------------------------------------------------------------
COGDELL SPENCER INC           COM         19238U107       $487      30,000  SH       SOLE                           30,000
-----------------------------------------------------------------------------------------------------------------------------------
COUSINS PPTYS INC             COM         222795106       $231      10,000  SH  Call SOLE                           10,000
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                      INVESTMENT DISCRETION        VOTING AUTHORITY
                                                     FAIR MARKET
                                                        VALUE    SHARES OR
                             TITLE OF      CUSIP         (IN     PRINCIPAL  SH/ PUT/       SHARED  SHARED OTHER
ISSUER                        CLASS        NUMBER     THOUSANDS)   AMOUNT   PRN CALL SOLE  DEFINED OTHER  MANAGERS  SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
                              FD CONV EX
CYCLACEL PHARMACEUTICALS INC  6%          23254L207       $805     196,000  SH       SOLE                          196,000
-----------------------------------------------------------------------------------------------------------------------------------
DIGITAL RLTY TR INC           COM         253868103       $409      10,000  SH       SOLE                           10,000
-----------------------------------------------------------------------------------------------------------------------------------
DOUGLAS EMMETT INC            COM         25960P109       $549      25,000  SH       SOLE                           25,000
-----------------------------------------------------------------------------------------------------------------------------------
DUKE REALTY CORP              COM NEW     264411505       $224      10,000  SH  Put  SOLE                           10,000
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC DATA SYS NEW       COM         285661104    $46,135   1,872,400  SH       SOLE                        1,872,400
-----------------------------------------------------------------------------------------------------------------------------------
FELCOR LODGING TR INC         COM         31430F101       $262      25,000  SH  Put  SOLE                           25,000
-----------------------------------------------------------------------------------------------------------------------------------
GASTAR EXPL LTD               COM         367299104     $6,632   2,590,827  SH       SOLE                        2,590,827
-----------------------------------------------------------------------------------------------------------------------------------
GEOMET INC DEL                COM         37250U201     $3,792     400,000  SH       SOLE                          400,000
-----------------------------------------------------------------------------------------------------------------------------------
HLTH CORPORATION              COM         40422Y101    $19,966   1,763,800  SH       SOLE                        1,763,800
-----------------------------------------------------------------------------------------------------------------------------------
                              COM SH BEN
HOSPITALITY PPTYS TR          INT         44106M102       $318      13,000  SH  Put  SOLE                           13,000
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL BUSINESS MACHS  COM         459200101    $11,853     100,000  SH       SOLE                          100,000
-----------------------------------------------------------------------------------------------------------------------------------
                              UNIT
LIBERTY ACQUISITION HLDGS CO  99/99/9999  53015Y206    $36,750   3,500,000  SH       SOLE                        3,500,000
-----------------------------------------------------------------------------------------------------------------------------------
MACK CALI RLTY CORP           COM         554489104       $683      20,000  SH       SOLE                           20,000
-----------------------------------------------------------------------------------------------------------------------------------
                              NOTE
MCMORAN EXPLORATATION CO      5.250%10/0  582411AE4    $15,915   9,500,000 PRN       SOLE                        9,500,000
-----------------------------------------------------------------------------------------------------------------------------------
MENTOR GRAPHICS CORP          COM         587200106    $20,540   1,300,000  SH       SOLE                        1,300,000
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                      INVESTMENT DISCRETION        VOTING AUTHORITY
                                                     FAIR MARKET
                                                        VALUE    SHARES OR
                             TITLE OF      CUSIP         (IN     PRINCIPAL  SH/ PUT/       SHARED  SHARED OTHER
ISSUER                        CLASS        NUMBER     THOUSANDS)   AMOUNT   PRN CALL SOLE  DEFINED OTHER  MANAGERS  SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
                              BASIC MTRL
PROSHARES TR                  PRO         74347R651    $19,029     659,600  SH       SOLE                          659,600
-----------------------------------------------------------------------------------------------------------------------------------
                              ULTSHT
PROSHARES TR                  RUS2000     74347R834    $96,924   1,230,000  SH       SOLE                        1,230,000
-----------------------------------------------------------------------------------------------------------------------------------
                              ULTRASHT
PROSHARES TR                  SP500       74347R883    $30,001     450,000  SH       SOLE                          450,000
-----------------------------------------------------------------------------------------------------------------------------------
PUBLIC STORAGE                COM         74460D109       $404       5,000  SH  Call SOLE                            5,000
-----------------------------------------------------------------------------------------------------------------------------------
PUGET ENERGY INC NEW          COM         745310102    $45,581   1,900,000  SH       SOLE                        1,900,000
-----------------------------------------------------------------------------------------------------------------------------------
QUANTA CAPITAL HLDGS LTD      SHS         G7313F106     $5,424   2,054,600  SH       SOLE                        2,054,600
-----------------------------------------------------------------------------------------------------------------------------------
ST JOE CO                     COM         790148100       $343      10,000  SH  Put  SOLE                           10,000
-----------------------------------------------------------------------------------------------------------------------------------
TAKE-TWO INTERACTIVE SOFTWAR  COM         874054109    $27,672   1,082,200  SH       SOLE                        1,082,200
-----------------------------------------------------------------------------------------------------------------------------------
TAUBMAN CTRS INC              COM         876664103       $486      10,000  SH       SOLE                           10,000
-----------------------------------------------------------------------------------------------------------------------------------
                              COM PAR
THERMADYNE HLDGS CORP NEW     $0.01       883435307    $66,504   4,496,555  SH       SOLE                        4,496,555
-----------------------------------------------------------------------------------------------------------------------------------
THOMSON REUTERS CORP          COM         884903105    $13,507     504,300  SH       SOLE                          504,300
-----------------------------------------------------------------------------------------------------------------------------------
TIME WARNER INC               COM         887317105    $22,267   1,504,500  SH       SOLE                        1,504,500
-----------------------------------------------------------------------------------------------------------------------------------
VAIL RESORTS INC              COM         91879Q109       $428      10,000  SH  Put  SOLE                           10,000
-----------------------------------------------------------------------------------------------------------------------------------
VENTAS INC                    COM         92276F100       $425      10,000  SH       SOLE                           10,000
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                      INVESTMENT DISCRETION        VOTING AUTHORITY
                                                     FAIR MARKET
                                                        VALUE    SHARES OR
                             TITLE OF      CUSIP         (IN     PRINCIPAL  SH/ PUT/       SHARED  SHARED OTHER
ISSUER                        CLASS        NUMBER     THOUSANDS)   AMOUNT   PRN CALL SOLE  DEFINED OTHER  MANAGERS  SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
VENTAS INC                    COM         92276F100       $468      11,000  SH  Put  SOLE                           11,000
-----------------------------------------------------------------------------------------------------------------------------------
WEBMD HEALTH CORP             CL A        94770V102       $904      32,400  SH  Put  SOLE                           40,000
-----------------------------------------------------------------------------------------------------------------------------------
WRIGLEY WM JR CO              COM         982526105    $26,390     339,300  SH  Call SOLE                          339,300
-----------------------------------------------------------------------------------------------------------------------------------
YAHOO INC                     COM         984332106     $7,644     370,000  SH  Put  SOLE                          370,000
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL FAIR MARKET VALUE (in                           $595,215
thousands)
